Financial risk management	12 Months Ended
Dec. 31, 2019
Financial risk management
Financial risk management

12    Financial risk management

Financial risk factors

The Company’s activities expose it to a variety of financial risks: a) market risk (including currency risk, interest rate risk and commodities risk); b) credit risk; and c) liquidity risk.

A significant portion of the products sold by the Company are commodities, with prices pegged to international indices and denominated in USD. Part of the costs of production, however, is denominated in Brazilian Reais (“BRL”) and Peruvian Soles (“PEN”), and therefore, there is a mismatch of currencies between revenues and costs. Additionally, the Company has debts linked to different indices and currencies, which may impact its cash flows.

In order to mitigate the potential adverse effects of each financial risk factor, the Company follows a Financial Risk Management Policy that establishes governance and guidelines for the financial risk management process, as well as metrics for measurement and monitoring. This policy establishes guidelines and rules for: (i) Commodities Exposure Management, (ii) Foreign Exchange Exposure Management, (iii) Interest Rate Exposure Management, (iv) Issuers and Counterparties Risk Management, and (v) Liquidity and Financial Indebtedness Management. All strategies and proposals must comply with the Financial Risk Management Policy guidelines and rules, be presented to and discussed with the Finance Committee of the board of directors, and, when applicable, submitted for the approval of the Board of Directors, under the governance structure described in the Financial Risk Management Policy.

(a)   Market risk

The purpose of the market risk management process is to protect the Company's cash flow against adverse events, such as changes in foreign exchange rates, commodity prices and interest rates.

(i)         Foreign exchange risk

Foreign exchange risk is managed through the Company’s Financial Risk Management Policy, which states that the objectives of derivative transactions are to reduce cash flow volatility, hedge against foreign exchange exposure and minimize currency mismatches.

All actions related to the market risk management process are intended to protect cash flows in USD, to maintain the ability to pay financial obligations, and comply with liquidity and indebtedness levels defined by management.

Presented below are the financial assets and liabilities in foreign currencies at December 31, 2019. These mainly result from the foreign operations of NEXA BR for which the functional currency is the BRL.

Intercompany loans balances are fully eliminated in the consolidated financial statements. However, the related foreign exchange gain or loss is not, and is presented as foreign exchange effects at note 10.

USD amounts of foreign currency balances	2019	2018
Assets
Cash, cash equivalents and financial investments	350,772	320,069
Derivative financial instruments	19,524	11,205
Trade accounts receivable	27,005	39,000
	397,301	370,274

Liabilities
Loans and financing	119,095	123,471
Derivative financial instruments	21,818	14,222
Trade payables	323	4,689
Lease liabilities	22,020	—
	163,256	142,382
Net exposure	234,045	227,892

(ii)        Interest rate risk

The Company's interest rate risk arises mainly from long-term loans. Loans at variable rates expose the Company to cash flow interest rate risk. Loans at fixed rates expose the Company to fair value risk associated with interest rates. For further information related to interest rates, refer to Note 25.

The Company’s Financial Risk Management Policy establishes guidelines and rules to hedge against changes in interest rates that impact the cash flows of the Company.  Exposure to each interest rate is projected until the maturity of the assets and liabilities exposed to this index.

Occasionally the Company enters into floating to fixed interest rate swaps to manage its cash flow interest rate risk.

(iii)       Commodity price risk

This risk is related to the volatility in the prices of the Company's commodities. Prices fluctuate depending on demand, production capacity, producers' inventory levels, the commercial strategies adopted by large producers, and the availability of substitutes for these products in the global market.

The Company’s Financial Risk Management Policy establishes guidelines to mitigate the risk of fluctuations in commodity prices that could impact the cash flows of the Company. The exposure to the price of each commodity considers the monthly projections of production, purchases of inputs and the maturity flows of hedges associated with them.

Commodity prices hedge transactions are classified into the following hedging strategies:

Hedges for sales of zinc at a fixed price (Customer Hedge)

The objective is to convert fixed prices sales to floating prices, observed on the London Metal Exchange (LME). The purpose of the strategy is to maintain the revenues of a business unit linked to the LME prices. These transactions usually relate to purchases of zinc for future settlement on the over-the-counter market.

Hedges for mismatches of quotational periods (Book Hedges)

The objective is to hedge quotational periods mismatches arising between the purchases of metal concentrate or processed metal and the sale of the processed metal. These transactions usually relate to purchases and sales of zinc and silver for future trading on the over-the-counter market.

Hedges for the operating margin of metals (Strategic Hedges)

The objective is to reduce the volatility of the cash flow from LME prices for zinc, copper and silver and ensure a more predicable operating margin. This strategy is carried out through the sale of zinc forward contracts. For NEXA BR, the transaction also involves the sale of USD forward contracts in order to hedge the operating margin in BRL.

(b)   Credit risk

Trade receivables, derivative financial instruments, term deposits, bank deposit certificates ("CDBs") and repurchase transactions backed by debentures and government securities create exposure to credit risk with respect to the counterparties and issuers. The Company has a policy of making deposits in financial institutions that have, at least, a rating from two of the following international rating agencies: Fitch, Moody’s or Standard & Poor’s. The minimum rating required for counterparties is A+/A1 (local rating scale) or BBB-/Baa3 (global rating scale). In the specific case of financial institutions in Peru where only global rating assessments are available, it will be eligible provided it has a rating of "BBB-" at least by one rating agency.

The pre-settlement risk methodology is used to assess counterparty risks in derivative transactions. This methodology consists of determining the risk associated with the likelihood (via Monte Carlo simulations) of a counterparty defaulting on the financial commitments defined by contract.

The global ratings were obtained from the rating agencies Standard & Poor's, Moody's and Fitch ratings and are related to commitments in foreign or local currency and, in both cases, they assess the capacity to honor these commitments, using a scale applicable on a global basis. Therefore, both ratings in foreign currency and in local currency are internationally comparable ratings.

The ratings used by the Company are always the most conservative ratings of the referred agencies.

In the case of credit risk arising from customer credit exposure, the Company assesses the credit quality of the customer, considering mainly the history of the relationship and financial indicators defining individual credit limits, which are continuously monitored.

The Company performs initial analyses of customer credit and, when deemed necessary, guarantees or letters of credit are obtained to mitigate the credit risk. Additionally, most sales to the United States of America, Europe and Asia are collateralized by letters of credit and credit insurance.

The following table reflects the credit quality of issuers and counterparties for transactions involving cash and cash equivalents, financial investments and derivative financial instruments:

	2019			2018
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	11,243	—	11,243	1,484	—	1,484
AA+	5,997	—	5,997	861	—	861
AA	18	99,853	99,871	24	78,245	78,269
AA-	1	10,869	10,870	—	20,179	20,179
A+	—	156,032	156,032	—	178,730	178,730
A	—	230,084	230,084	—	361,484	361,484
A-	—	38,824	38,824	—	29,162	29,162
BBB+	—	67,467	67,467	—	181,411	181,411
BBB	—	23,552	23,552	—	20,245	20,245
BBB-	—	31,416	31,416	—	83,919	83,919
No rating	3	23,259	23,262	3	77,191	77,194
	17,262	681,356	698,618	2,372	1,030,566	1,032,938

Financial investments
AAA	44,985	—	44,985	51,913	—	51,913
AA+	8,170	—	8,170	10,840	—	10,840
AA	352	—	352	24,965	—	24,965
AA-	656	—	656	—	—	—
No rating	4,612	—	4,612	4,515	—	4,515
	58,775	—	58,775	92,233	—	92,233

Derivative financial instruments
AAA	16,025	—	16,025	3,749	—	3,749
AA	—	1,029	1,029	—	2,164	2,164
A+	—	422	422	—	5,275	5,275
A	—	—	—	—	17	17
A-	—	2,048	2,048	—	—	—
	16,025	3,499	19,524	3,749	7,456	11,205
	92,062	684,855	776,917	98,354	1,038,022	1,136,376

(c)   Liquidity risk

This risk is managed through the Company's Financial Risk Management Policy, which aims to ensure the availability of funds to meet the Company’s financial commitments. The main liquidity measurement and monitoring instrument is the cash flow projection, using a minimum projection period of 12 months from the benchmark date.

The table below analyzes the Company's financial liabilities to be settled by the Company based on their maturity (the remaining period from the balance sheet up to the contractual maturity date). The amounts below represent the estimated undiscounted future cash flow, which include interest to be incurred and, accordingly, do not reconcile directly with the amounts presented in the consolidated balance sheet.

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
2019
Loans and financing	91,511	342,095	610,750	842,222	1,886,578
Lease liabilities	17,903	16,361	120	—	34,384
Derivative financial instruments	8,272	6,918	6,577	51	21,818
Trade payables	414,080	—	—	—	414,080
Confirming payable	82,770	—	—	—	82,770
Salaries and payroll charges	58,919	—	—	—	58,919
Dividends payable	6,662	—	—	—	6,662
Related parties	—	834	—	—	834
Asset Retirement Obligation	15,406	26,275	60,406	235,190	337,277
Use of public assets	1,446	3,177	3,581	30,729	38,933
	696,969	395,660	681,434	1,108,192	2,882,255

2018
Loans and financing	91,890	261,186	619,958	897,701	1,870,735
Derivative financial instruments	8,663	4,954	605	—	14,222
Trade payables	387,225	—	—	—	387,225
Confirming payable	70,411	—	—	—	70,411
Salaries and payroll charges	58,166	—	—	—	58,166
Dividends payable	663	—	—	—	663
Related parties	63	1,517	—	—	1,580
Asset Retirement Obligation	12,283	40,171	36,561	198,061	287,075
Use of public assets	1,411	3,092	3,485	33,658	41,646
	630,775	310,920	660,609	1,129,420	2,731,723

(d)   Capital management

The Company is subject to financial covenants on its loans and financing. The compliance with the financial covenants is verified by using the gearing ratio, calculated as net debt divided by Adjusted EBITDA.

Net debt is defined as (i) loans and financing, less (ii) cash and cash equivalents, less (iii) financial investments, plus or minus (iv) the fair value of derivative financial liabilities or assets, respectively. Adjusted EBITDA for capital management calculation uses the same assumptions described in Note 1 for Adjusted EBITDA by segment.

Net debt and Adjusted EBITDA measures should not be considered in isolation or as a substitute for net income or operating income, as indicators of operating performance, or as alternatives to cash flow as measures of liquidity. Additionally, management’s calculation of Adjusted EBITDA may be different from the calculation used by other companies, including competitors in the mining and smelting industry, so these measures may not be comparable to those of other companies.

The gearing ratio is as follows:

	Note	2019	2018	2017
Loans and financing	26	1,508,557	1,424,867	1,447,299
Cash and cash equivalents	15	(698,618)	(1,032,938)	(1,019,037)
Derivative financial instruments	17	2,294	3,017	3,260
Lease liabilities	25	34,384	—	—
Financial investments	16	(58,775)	(92,233)	(206,547)
Net debt		787,842	302,713	224,975

Net (loss) income for the year		(159,007)	90,976	165,265
Plus (less):
Share in the results of associates		—	—	(60)
Depreciation and amortization	23, 24 and 25	317,892	267,189	270,454
Net financial results	10	104,854	202,654	130,181
Income tax (benefit) expense	11 (a)	(56,873)	40,923	106,194
EBITDA		206,866	601,742	672,034

Exceptional items - note 2		142,133	3,050	(4,515)
Adjusted EBITDA		348,999	604,792	667,519
Gearing ratio (Net debt/Adjusted EBITDA)		2.26	0.50	0.34